Financial Instruments - Additional Information (Detail) $ in Millions, £ in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents	$ 75		$ 75		$ 70
Fair value of contracts outstanding	6,700		6,700
Purchase price	500		500
Derivative financial assets	78		78		99
Market value of LSEG shares					6,800
Notional amount of foreign exchange contracts entered during the period	700	£ 0.6
Other Finance Income [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net foreign exchange gain	$ 242		$ 320
Scenario Forecast one [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required Ratio Of Net Debt To Ebitda	5		5	5
At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets	$ 78		$ 78		99
Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial assets	301		301		(19)
Foreign Exchange Contracts [Member] | At fair value [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount	4,200		4,200	£ 3.2
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Commercial paper programs	1,800		1,800
Commercial paper borrowings outstanding	50		50		0
Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross loan commitments	$ 1,800		$ 1,800
Maturity date			December 2024
Credit facility, rate of interest added to reference rate	1.125%		1.125%	1.125%
Additional commitment from lenders			$ 600
Borrowings	$ 0		0		$ 0
Maximum CreditFacility Agreement	$ 2,400		$ 2,400
Required Ratio Of Net Debt To Ebitda	1.6		1.6	1.6
Top of range [member] | Amended Credit Facility Maturities In December 2024 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Required Ratio Of Net Debt To Ebitda	4.5		4.5	4.5